Pay vs Performance Disclosure - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 26, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE

In accordance with the SEC’s disclosure requirements pursuant to Item 402(v) of Regulation S-K promulgated under the Exchange Act, provided below is the Company’s Pay Versus Performance disclosures. As required by Item 402(v) for smaller reporting companies, we have included a table that compares the total compensation of our principal executive officer (“PEO”) and average other named executive officers (“Non-PEO NEOs”), as presented in the Summary Executive Compensation Table (“Summary Compensation Table”), to compensation actually paid. The table and disclosure below also compares compensation actually paid to our indexed total shareholder return and U.S. GAAP net income (loss).

This disclosure has been prepared in accordance with Item 402(v) and does not necessarily reflect value actually realized by the executives or how our Compensation Committee evaluates compensation decisions in light of Company or individual performance. In particular, our Compensation Committee has not used compensation actually paid as a basis for making compensation decisions, nor does it use U.S. GAAP net income (loss) for purposes of determining incentive compensation. Please refer to our Executive Compensation on page 8 for a discussion of our executive compensation program objectives and the ways in which we align executive compensation pay with performance.

The table below shows for 2021 and 2022 the “total” compensation for our PEOs and our other NEOs from the Summary Compensation Table above; the compensation actually paid to those officers calculated using rules required by the SEC; our total shareholder return; and our net income (loss). Compensation actually paid does not represent the value of shares received by the officers during the year, but rather is an amount calculated under Item 402(v) of Regulation S-K.

	Summary Compensation Table Total for PEO ($)		Compensation Actually Paid to PEO ($) (1)(4)		Average Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($) (1)(4)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)	Net Loss ($)
Year	Ms. Pedrazzini(2)	Mr. Goldstein (3)	Ms. Pedrazzini	Mr. Goldstein (3)
2022	272,832	—	272,832	—	208,660	167,360	11.96	(8,851,000)
2021	166,154	300,240	166,154	(34,985)	268,165	35,861	86.41	(11,091,000)

______________

(1) The amounts shown for compensation actually paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(2) Ms. Pedrazzini began serving as interim co-President of the Company in April 2021, and was named President in October 2021. Her compensation in these tables is reflected beginning in April 2021 and only includes her time as an employee of the Company.

(3) Mr. Goldstein retired effective as of April 26, 2021. Amounts included in pay versus performance relate only to his services as Chairman of the Board, President, and Chief Executive Officer.

(4) Compensation actually paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with ASC 718, Compensation – Stock Compensation. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards columns set forth in the Summary Compensation Table, which reflect the fair market values of equity awards as of each grant date.

	PEO ($)				Average Non-PEO NEOs ($) (5)
	2022		2021		2022	2021
	Ms. Pedrazzini (2)	Mr. Goldstein (3)	Ms. Pedrazzini (2)	Mr. Goldstein (3)
SCT Total Compensation	272,832	—	166,154	300,240	208,660	268,165
Less: Stock Award Values Reported in SCT for the Current Year	(17,700)	—	—	—	—	(14,824)
Add: Year-end fair value of equity awards in covered fiscal year which are outstanding and unvested as of the end of the covered fiscal year	—	—	—	—	—	67,683
Add (less): amount of change in fair value as of the end of the covered fiscal year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year	—	—	—	—	(21,850)	(5,903)
Add: the fair value as of the vesting date for awards that are granted and vest in the same covered fiscal year	17,700	—	—	—	—	—
Add (less): amount of change in fair value from the end of the prior fiscal year to the vesting date for awards granted in prior years that vest in the covered fiscal year	—	—	—	—	(18,046)	2,713
Less: amount of fair value at the end of the prior fiscal year for awards granted in prior years that forfeited during the covered fiscal year	—	—	—	(335,225)	(1,404)	(281,973)
Compensation Actually Paid	272,832	-	166,154	(34,985)	167,360	35,861

______________

(5) The identity of the non-PEO NEOS for each of 2022, 2021, and 2020 (each a "Covered Year") are as follows:

Year	Non-PEO NEOs
2022	David Arndt and Michael Hyman
2021	David Arndt, Michael Hyman, and Kevin Paprzycki

The following charts show graphically the relationships over the past two years of the CAP Amounts for our PEO and Other NEOs as compared to our (i) cumulative total shareholder return and (ii) net income (loss).

SLGD TSR vs. Compensation Actually Paid

SLG Net Loss vs. Compensation Actually Paid

Named Executive Officers, Footnote [Text Block]

(5) The identity of the non-PEO NEOS for each of 2022, 2021, and 2020 (each a "Covered Year") are as follows:

Year	Non-PEO NEOs
2022	David Arndt and Michael Hyman
2021	David Arndt, Michael Hyman, and Kevin Paprzycki

PEO Total Compensation Amount	$ 300,240	$ 166,154	$ 272,832
PEO Actually Paid Compensation Amount	$ (34,985)	$ 166,154	$ 272,832
Adjustment To PEO Compensation, Footnote [Text Block]	Compensation actually paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with ASC 718, Compensation – Stock Compensation. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards columns set forth in the Summary Compensation Table, which reflect the fair market values of equity awards as of each grant date.

	PEO ($)				Average Non-PEO NEOs ($) (5)
	2022		2021		2022	2021
	Ms. Pedrazzini (2)	Mr. Goldstein (3)	Ms. Pedrazzini (2)	Mr. Goldstein (3)
SCT Total Compensation	272,832	—	166,154	300,240	208,660	268,165
Less: Stock Award Values Reported in SCT for the Current Year	(17,700)	—	—	—	—	(14,824)
Add: Year-end fair value of equity awards in covered fiscal year which are outstanding and unvested as of the end of the covered fiscal year	—	—	—	—	—	67,683
Add (less): amount of change in fair value as of the end of the covered fiscal year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year	—	—	—	—	(21,850)	(5,903)
Add: the fair value as of the vesting date for awards that are granted and vest in the same covered fiscal year	17,700	—	—	—	—	—
Add (less): amount of change in fair value from the end of the prior fiscal year to the vesting date for awards granted in prior years that vest in the covered fiscal year	—	—	—	—	(18,046)	2,713
Less: amount of fair value at the end of the prior fiscal year for awards granted in prior years that forfeited during the covered fiscal year	—	—	—	(335,225)	(1,404)	(281,973)
Compensation Actually Paid	272,832	-	166,154	(34,985)	167,360	35,861

Non-PEO NEO Average Total Compensation Amount			$ 208,660	$ 268,165
Non-PEO NEO Average Compensation Actually Paid Amount			$ 167,360	35,861
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(4) Compensation actually paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with ASC 718, Compensation – Stock Compensation. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards columns set forth in the Summary Compensation Table, which reflect the fair market values of equity awards as of each grant date.

	PEO ($)				Average Non-PEO NEOs ($) (5)
	2022		2021		2022	2021
	Ms. Pedrazzini (2)	Mr. Goldstein (3)	Ms. Pedrazzini (2)	Mr. Goldstein (3)
SCT Total Compensation	272,832	—	166,154	300,240	208,660	268,165
Less: Stock Award Values Reported in SCT for the Current Year	(17,700)	—	—	—	—	(14,824)
Add: Year-end fair value of equity awards in covered fiscal year which are outstanding and unvested as of the end of the covered fiscal year	—	—	—	—	—	67,683
Add (less): amount of change in fair value as of the end of the covered fiscal year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year	—	—	—	—	(21,850)	(5,903)
Add: the fair value as of the vesting date for awards that are granted and vest in the same covered fiscal year	17,700	—	—	—	—	—
Add (less): amount of change in fair value from the end of the prior fiscal year to the vesting date for awards granted in prior years that vest in the covered fiscal year	—	—	—	—	(18,046)	2,713
Less: amount of fair value at the end of the prior fiscal year for awards granted in prior years that forfeited during the covered fiscal year	—	—	—	(335,225)	(1,404)	(281,973)
Compensation Actually Paid	272,832	-	166,154	(34,985)	167,360	35,861

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The following charts show graphically the relationships over the past two years of the CAP Amounts for our PEO and Other NEOs as compared to our (i) cumulative total shareholder return and (ii) net income (loss).

SLGD TSR vs. Compensation Actually Paid

SLG Net Loss vs. Compensation Actually Paid

Compensation Actually Paid vs. Net Income [Text Block]			Compensation Actually Paid
Total Shareholder Return Amount			$ (11.96)	(86.41)
Net Income (Loss)			$ (8,851,000)	(11,091,000)
PEO Name	Mr. Goldstein	Ms. Pedrazzini	Ms. Pedrazzini
PEO [Member] | Less: Stock Award Values Reported in SCT for the Current Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (17,700)
PEO [Member] | Add: the fair value as of the vesting date for awards that are granted and vest in the same covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			17,700
PEO [Member] | Less: amount of fair value at the end of the prior fiscal year for awards granted in prior years that forfeited during the covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (335,225)
Non-PEO NEO [Member] | Less: Stock Award Values Reported in SCT for the Current Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(14,824)
Non-PEO NEO [Member] | Add: Year-end fair value of equity awards in covered fiscal year which are outstanding and unvested as of the end of the covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				67,683
Non-PEO NEO [Member] | Add (less): amount of change in fair value as of the end of the covered fiscal year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(21,850)	(5,903)
Non-PEO NEO [Member] | Add (less): amount of change in fair value from the end of the prior fiscal year to the vesting date for awards granted in prior years that vest in the covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(18,046)	2,713
Non-PEO NEO [Member] | Less: amount of fair value at the end of the prior fiscal year for awards granted in prior years that forfeited during the covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (1,404)	$ (281,973)